INVESTMENTS IN REAL ESTATE	12 Months Ended
Dec. 31, 2013
INVESTMENTS IN REAL ESTATE
INVESTMENTS IN REAL ESTATE

4. INVESTMENTS IN REAL ESTATE

        Investments in real estate as of December 31, 2013 and 2012, consist of the following (in thousands):

	2013	2012
Land	$331,060	$315,398
Land improvements	27,536	27,085
Buildings and improvements	1,454,854	1,427,688
Furniture, fixtures, and equipment	23,051	17,582
Tenant improvements	183,915	169,073
Work in progress	9,987	10,222

	2,030,403	1,967,048
Accumulated depreciation	(348,238)	(290,225)

Net investments in real estate	$1,682,165	$1,676,823

        The fair value of the real estate acquired is recorded to the acquired tangible assets, consisting of land, site improvements, building and tenant improvements, and identified intangible assets and liabilities, consisting of the value of above- and below-market leases and the value of in-place leases and tenant relationships, if any, based in each case on their respective fair values. Loan premiums, in the case of above-market rate loans, or loan discounts, in the case of below-market loans, are recorded based on the fair value of any loans assumed in connection with acquiring the real estate. Above-market ground leases are recorded based on the respective fair value of the ground leases.

        The Partnership acquired an office property in 2005 for approximately $120,800,000, paying approximately $41,000,000 in cash and assuming two mortgage loans totaling $79,800,000. The $41,000,000 cash portion of the purchase price was paid by the Partnership making (a) an approximately $1,000,000 equity investment in the existing property owner and (b) a loan to the existing property owner of approximately $40,000,000, which was converted to equity in 2012, and the Partnership owns 100% of the property directly. The Partnership purchased another office property in 2006 for approximately $76,500,000, paying approximately $42,300,000 in cash and assuming a $34,200,000 mortgage loan. The $42,300,000 cash portion of the purchase price was paid by the Partnership making (a) an approximately $850,000 equity investment in the existing property owner and (b) a loan to the existing owner of approximately $41,450,000, which was convertible to equity after proper notice given by the Partnership. During the year ended December 31, 2011, the loan was converted to equity, and the Partnership owns 100% of the property directly. Prior to the conversion, the properties were included in the consolidated financial statements of the Partnership as variable interest entities.

        In May 2011, the Partnership acquired a first mortgage note receivable, secured by a residential condominium project located in Manhattan, New York, in part with seller financing of $20,000,000, which was repaid prior to December 31, 2011. The loan was in default since it matured in August 2009, and the property was in receivership at December 31, 2011. The Partnership foreclosed on the property in October 2011 and took title to the property. The Partnership is operating the property as an apartment building. In connection with the foreclosure and the acquisition of the property, the Partnership incurred $3,219,000 in transfer taxes and closing costs that were recorded in acquisition-related costs for the year ended December 31, 2011. For the year ended December 31, 2011, interest income of $1,382,000 was earned prior to the foreclosure of the property. Subsequent to December 31, 2011, the Partnership submitted motions to discharge the receiver and release cash funds held by the receiver and release deposits held in an escrow account that the Partnership acquired at purchase. In March 2012, the motion to terminate the receivership was approved, and the funds held by the receiver and held in escrow totaling $8,409,000 were fully collected.

        In October 2013, the Partnership foreclosed on a hotel secured by a mortgage note receivable (see Note 3) and took title to the property. The mortgage note investment basis was transferred to the property components and other intangible assets at their relative fair values on title transfer.

        The results of the operations of the properties acquired in 2011 and the results of the hotel operations related to the foreclosure in 2013 have been included in the consolidated statements of operations from the date of acquisition. There were no assets acquired or liabilities assumed during the year ended December 31, 2012. The fair values of the assets acquired and liabilities assumed for the above-noted acquisitions and the hotel foreclosure during the years ended December 31, 2011 and 2013, are as follows (in thousands):

	2013	2012	2011
Land	$15,662	$—	$30,612
Land improvements	436	—	—
Buildings and improvements	20,256	—	31,145
Furniture, fixtures, and equipment	2,481	—	—
Advance bookings	251	—	—
Working capital	1,014	—	—
Property tax abatement intangibles	—	—	4,273
Payable to seller	—	—	(1,050)
Seller financing and notes payable assumed	—	—	(20,000)
Note receivable	(40,100)	—	—

Net assets acquired	$—	$—	$44,980

        Acquisition-related costs of $1,393,000, $632,000, and $3,574,000 associated with the acquisition of real estate, conversion of the office properties in 2012 and 2011, and the foreclosure of the hotel in 2013 were expensed as incurred during the years ended December 31, 2013, 2012 and 2011, respectively.

        The amortization of the above- and below-market leases included in rental and other property income were $(888,000) and $3,058,000, respectively, for the year ended December 31, 2013, $(1,003,000) and $3,814,000, respectively, for the year ended December 31, 2012, and $(1,947,000) and $4,846,000, respectively, for the year ended December 31, 2011. The amortization of in-place leases included in amortization expense was $3,368,000, $5,388,000, $8,476,000 for the years ended December 31, 2013, 2012 and 2011, respectively. Included in depreciation and amortization are franchise affiliation fee amortization of $394,000 for each of the years ended December 31, 2013, 2012 and 2011, and amortization of advance bookings of $61,000, $0, and $895,000 for the years ended December 31, 2013, 2012 and 2011, respectively. Tax abatement amortization of $551,000 for each of the years ended December 31, 2013 and 2012, and $117,000 for the year ended December 31, 2011, and the amortization of below-market ground lease obligation of $140,000 for each of the years ended December 31, 2013, 2012 and 2011, are included in rental and other property operating expense.

        A schedule of the intangible assets and liabilities and related accumulated amortization and accretion as of December 31, 2013 and 2012, is as follows (in thousands):

	Assets						Liabilities
As of December 31, 2013	Acquired Above-Market Leases	Acquired In-Place Leases	Tax Abatement	Advance Bookings	Franchise Affiliation Fee	Acquired Below-Market Ground Lease	Acquired Below-Market Leases
Gross balance	$8,017	$79,645	$4,273	$8,329	$3,936	$11,685	$(61,323)
Accumulated amortization	(7,052)	(73,463)	(1,220)	(8,139)	(2,587)	(1,142)	52,523

	$965	$6,182	$3,053	$190	$1,349	$10,543	$(8,800)

Average useful life (in years)	4	5	8	3	10	84	6

	Assets						Liabilities
As of December 31, 2012	Acquired Above-Market Leases	Acquired In-Place Leases	Tax Abatement	Advance Bookings	Franchise Affiliation Fee	Acquired Below-Market Ground Lease	Acquired Below-Market Leases
Gross balance	$8,017	$79,645	$4,273	$8,078	$3,936	$11,685	$(61,323)
Accumulated amortization	(6,164)	(70,095)	(669)	(8,078)	(2,193)	(1,002)	49,465

	$1,853	$9,550	$3,604	$—	$1,743	$10,683	$(11,858)

Average useful life (in years)	4	4	8	3	10	84	6

        A schedule of future amortization and accretion of acquisition-related intangible assets and liabilities as of December 31, 2013, is as follows (in thousands):

	Assets						Liabilities
Years Ending December 31	Acquired Above-Market Leases	Acquired In-Place Leases	Tax Abatement	Advance Bookings	Franchise Affiliation Fee	Acquired Below-Market Ground Lease	Acquired Below-Market Leases
2014	$488	$2,251	$551	$190	$394	$140	$(2,327)
2015	334	1,536	551	—	394	140	(2,082)
2016	109	901	551	—	394	140	(2,015)
2017	26	415	551	—	167	140	(1,907)
2018	8	165	551	—	—	140	(469)
Thereafter	—	914	298	—	—	9,843	—

	$965	$6,182	$3,053	$190	$1,349	$10,543	$(8,800)